BORROWINGS (Long-Term Borrowings) (Details)			1 Months Ended		12 Months Ended						12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Jan. 31, 2015 China Construction Bank [Member] Facility Two [Member] USD ($)	Jan. 31, 2015 China Construction Bank [Member] Facility Two [Member] CNY	Dec. 31, 2014 China Construction Bank [Member] Facility Two [Member] USD ($)	Dec. 31, 2014 China Construction Bank [Member] Facility Two [Member] CNY	Dec. 31, 2014 Huaxia Bank [Member] USD ($)	Dec. 31, 2014 Huaxia Bank [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] USD ($)	Dec. 31, 2012 Huaxia Bank [Member] CNY	Dec. 31, 2014 Huaxia Bank [Member] Facility One [Member] USD ($)	Dec. 31, 2014 Huaxia Bank [Member] Facility One [Member] CNY	Dec. 31, 2014 Huaxia Bank [Member] Facility Two [Member] USD ($)	Dec. 31, 2014 Huaxia Bank [Member] Facility Two [Member] CNY	Dec. 31, 2014 Bank of China [Member] USD ($)	Dec. 31, 2014 Bank of China [Member] CNY	Jun. 30, 2014 Bank of China [Member] USD ($)	Dec. 31, 2014 Chongqing Rural Commercial Bank [Member] USD ($)	Dec. 31, 2014 Chongqing Rural Commercial Bank [Member] CNY	Dec. 31, 2014 Bank Facilities [Member] USD ($)	Dec. 31, 2013 Bank Facilities [Member] USD ($)	Dec. 31, 2014 Bank Facilities [Member] China Construction Bank [Member] USD ($)	Dec. 31, 2013 Bank Facilities [Member] China Construction Bank [Member] USD ($)	Dec. 31, 2014 Bank Facilities [Member] Huaxia Bank [Member] USD ($)	Dec. 31, 2013 Bank Facilities [Member] Huaxia Bank [Member] USD ($)	Dec. 31, 2014 Bank Facilities [Member] Bank of China [Member] USD ($)	Dec. 31, 2013 Bank Facilities [Member] Bank of China [Member] USD ($)	Dec. 31, 2014 Bank Facilities [Member] Chongqing Rural Commercial Bank [Member] USD ($)	Dec. 31, 2013 Bank Facilities [Member] Chongqing Rural Commercial Bank [Member] USD ($)
Debt Instrument [Line Items]
Initiation date of credit facility					Jan. 21, 2009	Jan. 21, 2009	Sep. 28, 2011	Sep. 28, 2011							Sep. 30, 2011	Sep. 30, 2011		Oct. 26, 2011	Oct. 26, 2011
Term of facility					6 years	6 years	4 years	4 years							6 years	6 years		4 years	4 years
Maximum borrowing amount of credit facility					$ 64,400,000	400,000,000	$ 64,400,000	400,000,000							$ 120,800,000	750,000,000		$ 39,600,000	245,500,000
Interest rate spread over rate issued by People's Bank of China															5.00%	5.00%		10.00%	10.00%
Amount drawn down					64,400,000	400,000,000	61,200,000	380,000,000			20,900,000	130,000,000	40,300,000	250,000,000	120,800,000	750,000,000		39,600,000	245,500,000
Amount repaid			6,400,000	40,000,000	58,000,000	360,000,000	38,700,000	240,000,000							19,300,000	120,000,000		26,600,000	165,000,000
Fixed interest rate											6.65%	6.65%	6.90%	6.90%
Amount of collateral							8,700,000										103,400,000
Amount available for future draw down									3,200,000	20,000,000
Weighted average interest rate	6.90%	7.20%
Long-term bank borrowings	$ 146,697,029																			$ 146,697,029	$ 184,920,130	$ 6,444,680	$ 7,102,783	$ 25,778,720	$ 35,679,096	$ 101,503,710	$ 123,885,750	$ 12,969,919	$ 18,252,501